SUBSEQUENT EVENTS - Debt Conversion Agreement (Details) - USD ($)	Feb. 05, 2026	Mar. 30, 2026	Mar. 22, 2026	Oct. 31, 2025
SUBSEQUENT EVENTS
Warrants to purchase shares of common stock	7,703
Exercise price of warrant	$ 137.5		$ 29.06	$ 137.5
February 2026 Prefunded Warrants
SUBSEQUENT EVENTS
Exercise price of warrant	$ 0.0001
Subsequent events
SUBSEQUENT EVENTS
Warrants to purchase shares of common stock		465,040
Exercise price of warrant		$ 29.11
Subsequent events | February 2026 Prefunded Warrants
SUBSEQUENT EVENTS
Debt conversion issuance of shares (in shares)	7,703
Discounted price of conversion (in dollars per share)	$ 137.5
Warrants to purchase shares of common stock	6,966
Pre-Funded common stock approximately owed to the creditor	$ 2,016,821